Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 45,609	$ 25,335
Marketing Suppliers [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	28,301	15,723
Provision for Invoices to be Received [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	6,285	3,353
Affiliated Agencies [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	977	690
Other Suppliers [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 10,046	$ 5,569